Consolidated Statement of Comprehensive Income (Loss) Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (1,272.4)	$ (613.9)	$ (148.7)
Other comprehensive loss, net of tax:
Net foreign currency translation adjustments, net of $4.5 tax expense and $6.6 tax benefit for 2014 and 2013, respectively	(112.1)	(49.7)	(18.5)
Net unrealized gain (loss) on available-for-sale securities	0	7.6	(2.8)
Net gain (loss) on hedging instruments	0.1	(8.1)	(0.4)
Actuarial (loss) gain and prior service credit, net of $0.3 tax expense, $0.8 tax benefit, and $10.5 tax expense for 2014, 2013 and 2012, respectively	(30.0)	32.6	(11.9)
Other comprehensive loss, net of tax	(142.0)	(17.6)	(33.6)
Total comprehensive loss	(1,414.4)	(631.5)	(182.3)
Net loss (income) attributable to noncontrolling interests	92.0	27.2	(1.9)
Net other comprehensive loss (income) attributable to noncontrolling interests	(54.8)	2.6	2.3
Comprehensive loss attributable to SunEdison stockholders	$ (1,267.6)	$ (606.9)	$ (186.5)